Other Payables	9 Months Ended
Sep. 30, 2019
Other Liabilities Current [Abstract]
Other Payables
10.	Other payables

Other payables consist of followings:

	As of
	December 31, 2018	September 30, 2019
	$	$
Payroll	3,699,169	7,667,119
Professional service fee	1,564,070	493,288
Payables for purchase of property and equipment	1,708,663	387,722
Payables for purchase of intangible assets	225,158	—
Others (note (i))	569,783	1,894,654
	7,766,843	10,442,783

Note:

(i) Others are mainly payables related to travel and business entertainment expenses and conference fee.